Operating leases - Future minimum rent payments (Details) $ in Thousands, $ in Thousands	Apr. 25, 2019 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $
Disclosure of maturity analysis of operating lease payments [line items]
Exchange rate	18.9578	19.6829	7.7440	609.6100			19.7354	7.3448	572.5600	20.6640	7.5221	561.1000
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					$ 2,297,971	$ 45,230,733
Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					36,796	724,252
Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					24,900	490,105
Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						292,386
Within one year | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					301,632	5,936,992
Within one year | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					7,314	143,961
Within one year | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					9,754	191,989
Within one year | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						131,166
Between one year and two years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					296,205	5,830,173
Between one year and two years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					6,694	131,757
Between one year and two years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					6,017	118,428
Between one year and two years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						88,237
Between two and three years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					288,462	5,677,769
Between two and three years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					6,537	128,667
Between two and three years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					3,111	61,243
Between two and three years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						16,114
Between three and four years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					275,451	5,421,674
Between three and four years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					6,064	119,357
Between three and four years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					1,763	34,691
Between three and four years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						13,302
Between four and five years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					238,970	4,703,623
Between four and five years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					5,066	99,714
Between four and five years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					721	14,201
Between four and five years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						10,108
Later than five years | Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					897,251	17,660,502
Later than five years | Aircraft spare engines
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					5,121	100,796
Later than five years | Land and buildings | Denominated in U.S. dollars
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments					$ 3,534	69,553
Later than five years | Land and buildings | Denominated in Mexican pesos
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments						$ 33,459